PGIM S&P 500 Buffer 12 ETF - December
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investments 101.3%
Options Purchased*~
(cost $28,298,982)		$29,143,932

Total Long-Term Investments, BEFORE OPTIONS WRITTEN 101.3% (cost $28,298,982)		29,143,932
Options Written*~ (2.0)%
(premiums received $1,004,163)		(573,963)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 99.3% (cost $27,294,819)		28,569,969

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $204,686)(wb)	204,686	204,686

TOTAL INVESTMENTS 100.0% (cost $27,499,505)		28,774,655
Liabilities in excess of other assets (0.0)%		(12,090)

Net Assets 100.0%		$28,762,565

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$6.83		390		39	$28,780,604
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$683.39		390		39	363,328
Total Options Purchased (cost $28,298,982)								$29,143,932
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$784.67		390		39	$(432,502)
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$601.38		390		39	(141,461)
Total Options Written (premiums received $1,004,163)								$(573,963)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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